Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Disclosure Of Expenses Related To Short Term Lease Explanatory
Total rental expenses related to short-term leases or
low-value
assets (including also Power by the Hour (“PBH”) leases for flight equipment effective in 2024 and 2023) during the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Aircraft leasing	$17,708	16,236	23,779
Real estate	9,105	6,263	6,424

	$26,813	22,499	30,203